Long-term payroll payables - Summary of sensitivity analysis for actuarial assumptions (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Increase (decrease) in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase	€ (1,712)	€ (5,185)
Amount of decrease	1,712	5,185
Increase (decrease) by 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase	787	643
Amount of decrease	(787)	(643)
0.25% Increase (decrease) in rate of salary
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase	810	3,618
Amount of decrease	€ (810)	€ (3,618)